Borrowings	12 Months Ended
Mar. 31, 2022
Borrowings

32. Borrowings

		March 31,
	Term	2021	2022
Current
Vehicle loan	Less than 1 year	3,754	2,977
Factoring	Less than 1 year	124,124	351,399
Total		127,878	354,376

Non-Current
Vehicle loan	More than 1 year	3,177	4,204
Total		3,177	4,204

					Carrying amount
	Currency	Interest Rate		Year of Maturity	March 31,
					2021	2022
Vehicle loan	INR	7.25 to 9.50%		2021-2027	6,931	7,181
Factoring	INR	Floating rate	*	On demand	124,124	351,399
					131,055	358,580

*	3M MCLR + 1% spread

Bank overdrafts

The overdraft facility of INR 450 (March 31, 2021: INR 450) is taken from the Canara bank by the Group. The facility is secured by the fixed deposits.

Factoring

This facility of INR 450,000 (March 31, 2021: INR 600,000) is taken from ICICI bank by the Group. The facility is fully secured against the fixed deposits. For the previous year, this facility was secured by the fixed deposits and first pari passu charges by way of hypothecation of all fixed assets and current assets (excluding one customer account), both existing and future, including intellectual property and intellectual property rights. As on March 31, 2022, the Company has utilised INR Nil (March 31, 2021: INR 72,600) out of the above facility for issuance of bank guarantees for “International Air Transport Association”

Vehicle Loan

This includes the vehicles taken on loan by the company. Refer to Note 19.